Shareholder Report, Holdings (Details) - Kingsbarn Tactical Bond ETF [Member]	May 31, 2026
iShares iBoxx Investment Grade Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%
Simplify MBS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.79%
Vanguard Short-Term Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
SPDR Portfolio High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.18%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.53%
U.S. Government/ Government Agency Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.89%
High-Yield Corporate Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.71%
Investment-Grade Corporate Credit [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.02%